Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 24,575	$ 1,858,450	$ (328,941)	$ 1,554,084
Balance, shares at Dec. 31, 2014	24,574,968
Net proceeds from the sale of common stock	$ 1,612	804,388		$ 806,000
Net proceeds from the sale of common stock, shares	1,612,032			1,612,032
Issuance of common stock upon reverse merger	$ 3,365	(3,043)		$ 322
Issuance of common stock upon reverse merger, shares	3,364,998
Fair value of common stock issued for services		15,217		15,217
Fair value of common stock issued for services, shares
Issuance of common stock for repayment of accounts payable	$ 25	9,975		10,000
Issuance of common stock for repayment of accounts payable, shares	25,000
Net loss			(553,022)	(553,022)
Balance at Dec. 31, 2015	$ 29,577	2,684,987	(881,963)	1,832,601
Balance, shares at Dec. 31, 2015	29,576,998
Issuance of common stock for repayment of accounts payable
Fair value of common stock issued to employees	$ 145	110,855		111,000
Fair value of common stock issued to employees, shares	145,000
Net loss			(538,710)	(538,710)
Balance at Dec. 31, 2016	$ 29,722	2,795,842	(1,420,673)	1,404,891
Balance, shares at Dec. 31, 2016	29,721,998
Net proceeds from the sale of common stock	$ 512	454,488		455,000
Net proceeds from the sale of common stock, shares	511,957
Fair value of common stock issued for services	$ 1,467	2,095,130		2,096,597
Fair value of common stock issued for services, shares	1,467,000
Fair value of common stock issued to employees	$ 5,474	2,829,526		2,835,000
Fair value of common stock issued to employees, shares	5,474,265
Fair value of common stock purchased by officer	$ 784	399,216		400,000
Fair value of common stock purchased by officer, shares	784,314
Fair value of vested options		204,449		204,449
Net loss			(6,830,199)	(6,830,199)
Balance at Sep. 30, 2017	$ 37,959	$ 8,778,651	$ (8,250,872)	$ 565,738
Balance, shares at Sep. 30, 2017	37,959,534